Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
(5)        Income Taxes

The components of the provision for federal and state income taxes in the accompanying consolidated statements of income are as follows:
	2011	2010	2009
Taxes currently payable	$238,000	$134,000	$1,482,000
Deferred income taxes	2,000	(434,000)	(782,000)
Provision for (benefit from) income taxes	$240,000	$(300,000)	$700,000

A reconciliation of income tax expense at the statutory rate to the Company's actual income tax expense (benefit) is as follows:
	2011	2010	2009
Computed at statutory rate
(34%; over $10 million-35%)	$609,000	$(25,000)	$1,831,000
Increase (decrease) resulting from:
State income taxes, net of federal
tax benefit (expense)	(90,000)	(244,000)	(40,000)
Percentage depletion	(271,000)	(552,000)	(675,000)
Valuation allowance	15,000	-	(110,000)
Domestic production activities deduction	(28,000)	(26,000)	(91,000)
Life insurance proceeds	-	-	(146,000)
Adjustment for Medicare drug subsidy	-	685,000	-
Dividends received deduction	(40,000)	(43,000)	(44,000)
Other	45,000	(95,000)	(25,000)
Provision for (benefit from) income taxes	$240,000	$(300,000)	$700,000

The tax effects of significant temporary differences relating to deferred taxes, net of valuation allowances, on the balance sheets were:
	2011	2010
Current:
Allowance for doubtful accounts	$265,000	$285,000
Accrued vacation	485,000	450,000
Net current deferred tax assets	$750,000	$735,000

Noncurrent:
Depreciation	$(1,659,000)	$(44,000)
Postretirement benefits	13,439,000	14,121,000
Pension liability	5,517,000	5,122,000
Unrealized holding gains	(2,608,000)	(4,112,000)
Tax carryforwards	1,435,000	1,412,000
Alternative minimum tax credit	470,000	373,000
Impairment on investments	941,000	1,624,000
Other, net	881,410	758,393
Net long-term deferred tax assets*	$18,416,410	$19,254,393

*net of valuation allowances of $1,905,000 and $1,890,000 for 2011 and 2010, respectively.

Some of the Company's subsidiaries file separate state income tax returns resulting in net operating loss carryforwards. In addition, some subsidiaries separately filed federal income tax returns in prior years which also resulted in net operating loss carryforwards. The provision (benefit) for income taxes and income tax liabilities recorded in the financial statements include those separate calculations. The deferred taxes resulting from these and other tax carryforwards are included in the above table net of valuation allowances. The valuation allowance has been used to reduce the tax benefit associated with the tax carryforwards. The following table presents the expiration dates of the Company's carryforwards, net of valuation allowances, for tax purposes as of December 31, 2011:
Expiration Date	Tax Carryforwards
2015	$41,000
2016	39,000
2024	21,000
2025	685,000
2026	380,000
2027	19,000
2028	136,000
2029	114,000
$1,435,000

The Company uses a recognition threshold of "more likely than not" that a tax position would be sustained upon examination before any part of the benefit of that position is recognized in the Company's financial statements.

The Company or one of its subsidiaries files income tax returns in the U.S. Federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. Federal or state income tax examinations for years before 2008. The Company believes it is not subject to any significant tax risk. The Company does not have any accrued interest or penalties associated with any unrecognized tax benefits, nor were any interest expenses recognized during the years ended December 31, 2011, 2010 and 2009.